Sun Life of Canada (U.S.) Variable Account G
Directors and Officers of
Sun Life Assurance Company of Canada (U.S.)
                                   ---------------------------------------------
JOHN D. McNEIL, Chairman and Director
                                                ANNUAL REPORT, DECEMBER 31, 1997
DONALD A. STEWART, President and Director

DAVID D. HORN, Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

MARGARET SEARS MEAD, Assistant Vice President and
  Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

Sun Life Assurance Company
of Canada (U.S.)

Variable Life Insurance Service Center
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

Corporate Markets
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

Legal Counsel
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110

                                                                       ISSUED BY
This report is prepared for the general information of
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
contract owners. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                          Sun Life Corporate VUL

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION-- December 31, 1997

ASSETS:
   Investments in MFS/Sun Life Series Trust:                                                      Shares       Cost       Value
                                                                                                ----------  ----------  ----------
    Capital Appreciation Series ("CAS").......................................................      --      $   --      $   --
    Emerging Growth Series ("EGS")............................................................         157       2,566       2,823
    Government Securities Series ("GSS")......................................................      11,986     155,804     156,303
    Total Return Series ("TRS")...............................................................      --          --          --
    World Growth Series ("WGO")...............................................................      14,050     195,302     206,258
  Investments in Fidelity Variable Insurance Products Fund:
    Equity Income Protfolio ("FEI")...........................................................         531      11,825      12,904
    Growth Portfolio ("FGP")..................................................................       6,650     245,181     246,710
    High Income Portfolio ("FHI").............................................................      --          --          --
    Money Market Portfolio ("FMM")............................................................     105,701     105,701     105,701
  Investments in Fidelity Variable Insurance Products Fund II:
    Contrafund Portfolio ("FCN")..............................................................         327       5,911       6,519
    Index 500 Portfolio ("FIP")...............................................................       8,550     875,071     978,008
  Investments in Neuberger & Berman Advisers Management Trust:
    Limited Maturity Bond Portfolio ("NLM")...................................................         188       2,566       2,656
    Partners Portfolio ("NPP")................................................................       5,998     122,590     123,550
  Investments in JPM Series Trust II:
    Bond Portfolio ("JBP")....................................................................       8,788      99,309      99,214
    Equity Portfolio ("JEP")..................................................................      --          --          --
    Small Company Portfolio ("JSC")...........................................................      --          --          --
  Investments in Templeton Variable Products Series Fund:
    Templeton Stock Fund ("TSF")..............................................................       3,442      80,591      79,825
                                                                                                            ----------  ----------
        Net Assets:...........................................................................              $1,902,417  $2,020,471
                                                                                                            ----------  ----------
                                                                                                            ----------  ----------

NET ASSETS:
                                                                                        Units    Unit Value     Value
                                                                                      ---------  -----------  ---------
    CAS.............................................................................     --       $   9.9283  $  --
    EGS.............................................................................        257      11.0026      2,823
    GSS.............................................................................     14,789      10.5688    156,303
    TRS.............................................................................     --          10.4715     --
    WGO.............................................................................     19,525      10.5640    206,258
    FEI.............................................................................      1,182      10.9124     12,904
    FGP.............................................................................     24,099      10.2373    246,710
    FHI.............................................................................     --          10.6343     --
    FCN.............................................................................        591      11.0288      6,519
    FIP.............................................................................     84,660      11.5522    978,008
    NLM.............................................................................        257      10.3519      2,656
    NPP.............................................................................     11,653      10.6022    123,550
    JBP.............................................................................      9,348      10.6129     99,214
    JEP.............................................................................     --          10.2235     --
    JSC.............................................................................     --          10.9171     --
    TSF.............................................................................      8,289       9.6304     79,825
                                                                                                              ---------
        Net Assets Applicable to Contract Owners....................................                          1,914,770
                                                                                                              ---------
    Net Assets Applicable to Sponsor (FMM)..........................................     10,000      10.5701    105,701
                                                                                                              ---------
         TOTAL NET ASSETS...........................................................                          $2,020,471
                                                                                                              ---------
                                                                                                              ---------

                       See notes to financial statements

                                   Continued

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS-- Year Ended December 31, 1997

                                                                   CAS            EGS            GSS            TRS
                                                               Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                              -------------  -------------  -------------  -------------
NET INVESTMENT INCOME:
  Dividend income and capital gain distributions received...    $  --          $  --          $  --          $  --
                                                                   ------         ------            ---         ------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................    $  --          $      56      $      58      $  --
    Costs of investments sold...............................       --                 50             56         --
                                                                   ------         ------            ---         ------
      Net realized gains (losses)...........................    $  --          $       6      $       2      $  --
                                                                   ------         ------            ---         ------
  Net unrealized appreciation (depreciation) on investments:
    End of year.............................................    $  --          $     257      $     499      $  --
    Beginning of year.......................................       --             --             --             --
                                                                   ------         ------            ---         ------
      Change in unrealized appreciation (depreciation)......    $  --          $     257      $     499      $  --
                                                                   ------         ------            ---         ------
        Realized and unrealized gains (losses)..............    $  --          $     263      $     501      $  --
                                                                   ------         ------            ---         ------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS...........    $  --          $     263      $     501      $  --
                                                                   ------         ------            ---         ------
                                                                   ------         ------            ---         ------

                                                                  WGO
                                                              Sub-Account
                                                              -----------
NET INVESTMENT INCOME:
  Dividend income and capital gain distributions received...   $  --
                                                              -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................   $   5,033
    Costs of investments sold...............................       4,730
                                                              -----------
      Net realized gains (losses)...........................   $     303
                                                              -----------
  Net unrealized appreciation (depreciation) on investments:
    End of year.............................................   $  10,956
    Beginning of year.......................................      --
                                                              -----------
      Change in unrealized appreciation (depreciation)......   $  10,956
                                                              -----------
        Realized and unrealized gains (losses)..............   $  11,259
                                                              -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS...........   $  11,259
                                                              -----------
                                                              -----------

                                                                   FEI            FGP            FHI           FMM          FCN
                                                               Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                                              -------------  -------------  -------------  -----------  -----------
NET INVESTMENT INCOME:
  Dividend income and capital gain distributions received...    $  --          $  --          $  --         $   8,584    $  --
                                                                   ------         ------            ---    -----------  -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................    $     219      $      10      $  --         $ 615,415    $     114
    Costs of investments sold...............................          207             10         --           615,415          106
                                                                   ------         ------            ---    -----------  -----------
      Net realized gains (losses)...........................    $      12      $  --          $  --         $  --        $       8
                                                                   ------         ------            ---    -----------  -----------
  Net unrealized appreciation (depreciation) on investments:
    End of year.............................................    $   1,079      $   1,529      $  --         $  --        $     608
    Beginning of year.......................................       --             --             --            --           --
                                                                   ------         ------            ---    -----------  -----------
      Change in unrealized appreciation (depreciation)......    $   1,079      $   1,529      $  --         $  --        $     608
                                                                   ------         ------            ---    -----------  -----------
        Realized and unrealized gains (losses)..............    $   1,091      $   1,529      $  --         $  --        $     616
                                                                   ------         ------            ---    -----------  -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS...........    $   1,091      $   1,529      $  --         $   8,584    $     616
                                                                   ------         ------            ---    -----------  -----------
                                                                   ------         ------            ---    -----------  -----------

                                   Continued

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                  FIP            NLM            NPP           JBP           JEP
                                                              Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                              -----------  ---------------  -----------  -------------  -----------
NET INVESTMENT INCOME:
  Dividend income and capital gain distributions received...   $  --          $  --          $  --         $   1,837     $  --
                                                              -----------           ---     -----------       ------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................   $  21,118      $      51      $       5     $   1,138     $  --
    Costs of investments sold...............................      19,092             50              5         1,094        --
                                                              -----------           ---     -----------       ------    -----------
      Net realized gains (losses)...........................   $   2,026      $       1      $  --         $      44     $  --
                                                              -----------           ---     -----------       ------    -----------
  Net unrealized appreciation (depreciation) on investments:
    End of year.............................................   $ 102,937      $      90      $     960     $     (95)    $  --
    Beginning of year.......................................      --             --             --            --            --
                                                              -----------           ---     -----------       ------    -----------
      Change in unrealized appreciation (depreciation)......   $ 102,937      $      90      $     960     $     (95)    $  --
                                                              -----------           ---     -----------       ------    -----------
        Realized and unrealized gains (losses)..............   $ 104,963      $      91      $     960     $     (51)    $  --
                                                              -----------           ---     -----------       ------    -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS...........   $ 104,963      $      91      $     960     $   1,786     $  --
                                                              -----------           ---     -----------       ------    -----------
                                                              -----------           ---     -----------       ------    -----------

                                                                                           JCS            TSF
                                                                                       Sub-Account    Sub-Account     Total
                                                                                     ---------------  -----------  -----------
NET INVESTMENT INCOME:
  Dividend income and capital gain distributions received..........................     $  --          $  --        $  10,421
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales............................................................     $  --          $     321      643,538
    Costs of investments sold......................................................        --                323      641,138
                                                                                              ---     -----------  -----------
        Net realized gains (losses)................................................     $  --          $      (2)   $   2,400
                                                                                              ---     -----------  -----------
  Net unrealized appreciation (depreciation) on investments:
    End of year....................................................................     $  --          $    (766)     118,054
    Beginning of year..............................................................        --             --           --
                                                                                              ---     -----------  -----------
      Change in unrealized appreciation (depreciation).............................     $  --          $    (766)   $ 118,054
                                                                                              ---     -----------  -----------
        Realized and unrealized gains (losses).....................................     $  --          $    (768)   $ 120,454
                                                                                              ---     -----------  -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS..................................     $  --          $    (768)   $ 130,875
                                                                                              ---     -----------  -----------
                                                                                              ---     -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   CAS                   EGS                   GSS
                                                               Sub-Account           Sub-Account           Sub-Account
                                                           --------------------  --------------------  --------------------
                                                               Period Ended          Period Ended          Period Ended
                                                               December 31,          December 31,          December 31,
                                                           --------------------  --------------------  --------------------

                                                             1997       1996       1997       1996       1997       1996
                                                              ---        ---     ---------     ---     ---------     ---
OPERATIONS:
  Net investment income..................................  $  --      $  --      $  --      $  --      $  --      $  --
  Net realized gains.....................................     --         --              6     --              2     --
  Net unrealized gains (losses)..........................     --         --            257     --            499     --
                                                                 ---        ---  ---------        ---  ---------        ---
      Increase (decrease) in net assets from
       operations........................................  $  --      $  --      $     263  $  --      $     501  $  --
                                                                 ---        ---  ---------        ---  ---------        ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received..............................  $  --      $  --      $   2,617  $  --      $   2,618  $  --
  Transfers between Sub-Accounts.........................     --         --         --         --        153,244     --
  Policy and contract deductions.........................     --         --            (57)    --            (60)    --
                                                                 ---        ---  ---------        ---  ---------        ---
    Increase (decrease) in net assets from contract owner
     transactions........................................  $  --      $  --      $   2,560  $  --      $ 155,802  $  --
                                                                 ---        ---  ---------        ---  ---------        ---
      Increase (decrease) in net assets..................  $  --      $  --      $   2,823  $  --      $ 156,303  $  --
NET ASSETS:
  Beginning of period....................................     --         --         --         --         --         --
                                                                 ---        ---  ---------        ---  ---------        ---
  End of period..........................................  $  --      $  --      $   2,823  $  --      $ 156,303  $  --
                                                                 ---        ---  ---------        ---  ---------        ---
                                                                 ---        ---  ---------        ---  ---------        ---

                                                                   TRS
                                                               Sub-Account
                                                           --------------------
                                                               Period Ended
                                                               December 31,
                                                           --------------------
                                                             1997       1996
                                                              ---        ---
OPERATIONS:
  Net investment income..................................  $  --      $  --
  Net realized gains.....................................     --         --
  Net unrealized gains (losses)..........................     --         --
                                                                 ---        ---
      Increase (decrease) in net assets from
       operations........................................  $  --      $  --
                                                                 ---        ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received..............................  $  --      $  --
  Transfers between Sub-Accounts.........................     --         --
  Policy and contract deductions.........................     --         --
                                                                 ---        ---
    Increase (decrease) in net assets from contract owner
     transactions........................................  $  --      $  --
                                                                 ---        ---
      Increase (decrease) in net assets..................  $  --      $  --
NET ASSETS:
  Beginning of period....................................     --         --
                                                                 ---        ---
  End of period..........................................  $  --      $  --
                                                                 ---        ---
                                                                 ---        ---

                       See notes to financial statements

                                   Continued

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                              WGO                   FEI                   FGP              FHI
                                                          Sub-Account           Sub-Account           Sub-Account       Sub-Account
                                                      --------------------  --------------------  --------------------  ---------
                                                                                                                         Period
                                                                                                                          Ended
                                                          Period Ended          Period Ended          Period Ended      December
                                                          December 31,          December 31,          December 31,         31,
                                                      --------------------  --------------------  --------------------  ---------

                                                        1997       1996       1997       1996       1997       1996       1997
                                                      ---------     ---     ---------     ---     ---------     ---        ---
OPERATIONS:
  Net investment income.............................  $  --      $  --      $  --      $  --      $  --      $  --      $  --
  Net realized gains................................        303     --             12     --         --         --         --
  Net unrealized gains (losses).....................     10,956     --          1,079     --          1,529     --         --
                                                      ---------        ---  ---------        ---  ---------        ---        ---
      Increase (decrease) in net assets from
       operations...................................  $  11,259  $  --      $   1,091  $  --      $   1,529  $  --      $  --
                                                      ---------        ---  ---------        ---  ---------        ---        ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received.........................  $ 200,129  $  --      $  12,040  $  --      $  --      $  --      $  --
  Transfers between Sub-Accounts....................     --         --         --         --       245,191      --         --
  Policy and contract deductions....................     (5,130)    --           (227)    --            (10)    --         --
                                                      ---------        ---  ---------        ---  ---------        ---        ---
    Increase (decrease) in net assets from contract
     owner transactions.............................  $ 194,999  $  --      $  11,813  $  --      $ 245,181  $  --      $  --
                                                      ---------        ---  ---------        ---  ---------        ---        ---
      Increase (decrease) in net assets.............  $ 206,258  $  --      $  12,904  $  --      $ 246,710  $  --      $  --
NET ASSETS:
  Beginning of period...............................     --         --         --         --         --         --         --
                                                      ---------        ---  ---------        ---  ---------        ---        ---
  End of period.....................................  $ 206,258  $  --      $  12,904  $  --      $ 246,710  $  --      $  --
                                                      ---------        ---  ---------        ---  ---------        ---        ---
                                                      ---------        ---  ---------        ---  ---------        ---        ---



                                                        1996
                                                         ---
OPERATIONS:
  Net investment income.............................  $  --
  Net realized gains................................     --
  Net unrealized gains (losses).....................     --
                                                            ---
      Increase (decrease) in net assets from
       operations...................................  $  --
                                                            ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received.........................  $  --
  Transfers between Sub-Accounts....................     --
  Policy and contract deductions....................     --
                                                            ---
    Increase (decrease) in net assets from contract
     owner transactions.............................  $  --
                                                            ---
      Increase (decrease) in net assets.............  $  --
NET ASSETS:
  Beginning of period...............................     --
                                                            ---
  End of period.....................................  $  --
                                                            ---
                                                            ---

                       See notes to financial statements

                                   Continued

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                              FMM                   FCN                   FIP              NLM
                                                          Sub-Account           Sub-Account           Sub-Account       Sub-Account
                                                      --------------------  --------------------  --------------------  ---------
                                                                                                                         Period
                                                                                                                          Ended
                                                          Period Ended          Period Ended          Period Ended      December
                                                          December 31,          December 31,          December 31,         31,
                                                      --------------------  --------------------  --------------------  ---------

                                                        1997       1996       1997       1996       1997       1996       1997
                                                      ---------     ---     ---------     ---     ---------     ---     ---------
OPERATIONS:
  Net investment income.............................  $   8,584  $  --      $  --      $  --      $  --      $  --      $  --
  Net realized gains................................     --         --              8     --          2,026     --              1
  Net unrealized gains (losses).....................     --         --            608     --        102,937     --             90
                                                      ---------        ---  ---------        ---  ---------        ---  ---------
      Increase (decrease) in net assets from
       operations...................................  $   8,584  $  --      $     616  $  --      $ 104,963  $  --      $      91
                                                      ---------        ---  ---------        ---  ---------        ---  ---------
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received.........................  $ 612,754  $  --      $   6,022  $  --      $ 897,270  $  --      $   2,617
  Transfers between Sub-Accounts....................   (612,977)    --         --         --         --         --         --
  Policy and contract deductions....................     (2,776)    --           (119)    --        (24,225)    --            (52)
                                                      ---------        ---  ---------        ---  ---------        ---  ---------
    Increase (decrease) in net assets from contract
     owner transactions.............................  $  (2,999) $  --      $   5,903  $  --      $ 873,045  $  --      $   2,565
                                                      ---------        ---  ---------        ---  ---------        ---  ---------
      Increase (decrease) in net assets.............  $   5,585  $  --      $   6,519  $  --      $ 978,008  $  --      $   2,656
NET ASSETS:
  Beginning of period...............................    100,116     --         --         --         --         --         --
                                                      ---------        ---  ---------        ---  ---------        ---  ---------
  End of period.....................................  $ 105,701  $  --      $   6,519  $  --      $ 978,008  $  --      $   2,656
                                                      ---------        ---  ---------        ---  ---------        ---  ---------
                                                      ---------        ---  ---------        ---  ---------        ---  ---------



                                                        1996
                                                         ---
OPERATIONS:
  Net investment income.............................  $  --
  Net realized gains................................     --
  Net unrealized gains (losses).....................     --
                                                            ---
      Increase (decrease) in net assets from
       operations...................................     --
                                                            ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received.........................  $  --
  Transfers between Sub-Accounts....................     --
  Policy and contract deductions....................     --
                                                            ---
    Increase (decrease) in net assets from contract
     owner transactions.............................  $  --
                                                            ---
      Increase (decrease) in net assets.............  $  --
NET ASSETS:
  Beginning of period...............................     --
                                                            ---
  End of period.....................................  $  --
                                                            ---
                                                            ---

                       See notes to financial statements

                                   Continued

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                  NPP                   JBP                   JEP
                                                              Sub-Account           Sub-Account           Sub-Account
                                                          --------------------  --------------------  --------------------
                                                              Period Ended          Period Ended          Period Ended
                                                              December 31,          December 31,          December 31,
                                                          --------------------  --------------------  --------------------

                                                            1997       1996       1997       1996       1997       1996
                                                          ---------     ---     ---------     ---        ---        ---
OPERATIONS:
  Net investment income.................................  $  --      $  --      $   1,837  $  --      $  --      $  --
  Net realized gains....................................     --         --             44     --         --         --
  Net unrealized gains (losses).........................        960     --            (95)    --         --         --
                                                          ---------        ---  ---------        ---        ---        ---
      Increase (decrease) in net assets from
       operations.......................................  $     960  $  --      $   1,786  $  --      $  --      $  --
                                                          ---------        ---  ---------        ---        ---        ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received.............................  $  --      $  --      $  68,356  $  --      $  --      $  --
  Transfers between Sub-Accounts........................    122,595     --         30,649     --         --         --
  Policy and contract deductions........................         (5)    --         (1,577)    --         --         --
                                                          ---------        ---  ---------        ---        ---        ---
    Increase (decrease) in net assets from contract
     owner transactions.................................  $ 122,590  $  --      $  97,428  $  --      $  --      $  --
                                                          ---------        ---  ---------        ---        ---        ---
      Increase (decrease) in net assets.................  $ 123,550  $  --      $  99,214  $  --      $  --      $  --
  NET ASSETS:
  Beginning of period...................................     --         --         --         --         --         --
                                                          ---------        ---  ---------        ---        ---        ---
  End of period.........................................  $ 123,550  $  --      $  99,214  $  --      $  --      $  --
                                                          ---------        ---  ---------        ---        ---        ---
                                                          ---------        ---  ---------        ---        ---        ---

                                                                  JSC
                                                              Sub-Account
                                                          --------------------
                                                              Period Ended
                                                              December 31,
                                                          --------------------
                                                            1997       1996
                                                             ---        ---
OPERATIONS:
  Net investment income.................................  $  --      $  --
  Net realized gains....................................     --         --
  Net unrealized gains (losses).........................     --         --
                                                                ---        ---
      Increase (decrease) in net assets from
       operations.......................................  $  --      $  --
                                                                ---        ---
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received.............................  $  --      $  --
  Transfers between Sub-Accounts........................     --         --
  Policy and contract deductions........................     --         --
                                                                ---        ---
    Increase (decrease) in net assets from contract
     owner transactions.................................  $  --      $  --
                                                                ---        ---
      Increase (decrease) in net assets.................  $  --      $  --
  NET ASSETS:
  Beginning of period...................................     --         --
                                                                ---        ---
  End of period.........................................  $  --      $  --
                                                                ---        ---
                                                                ---        ---

                       See notes to financial statements

                                   Continued

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                                         TSF
                                                                                     Sub-Account              Total
                                                                                 --------------------  --------------------
                                                                                     Period Ended          Period Ended
                                                                                     December 31,          December 31,
                                                                                 --------------------  --------------------

                                                                                   1997       1996       1997       1996
                                                                                 ---------     ---     ---------  ---------
OPERATIONS:
  Net investment income........................................................  $  --      $  --      $  10,421  $  --
  Net realized gains...........................................................         (2)    --          2,400     --
  Net unrealized gains (losses)................................................       (766)    --        118,054     --
                                                                                 ---------        ---  ---------  ---------
    Increase (decrease) in net assets from operations..........................  $    (768) $  --      $ 130,875     --
                                                                                 ---------        ---  ---------  ---------
CONTRACT OWNER TRANSACTIONS:
  Premium payments Received....................................................  $  19,632  $  --      $1,824,055 $  --
  Transfers between Sub-Accounts...............................................     61,298     --         --         --
  Policy and contract deductions...............................................       (337)    --        (34,575)    --
                                                                                 ---------        ---  ---------  ---------
    Increase (decrease) in net assets from contract owner transactions.........  $  80,593  $  --      $1,789,480 $  --
                                                                                 ---------        ---  ---------  ---------
      Increase (decrease) in net assets........................................  $  79,825  $  --      $1,920,355 $  --
NET ASSETS:
  Beginning of period..........................................................     --         --        100,116     --
                                                                                 ---------        ---  ---------  ---------
  End of period................................................................  $  79,825  $  --      $2,020,471 $ 100,116
                                                                                 ---------        ---  ---------  ---------
                                                                                 ---------        ---  ---------  ---------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, J.P. Morgan Series Trust II and Templeton Variable Products Series Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the DAC tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of premium in most states (Kentucky charges 7%). The DAC tax is 1.25% of premium. The sales load is 8.75% of premium up to target premium and 2.25% of premium in excess of target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently .0020471% (which is equivalent to an annual rate of .75%) for policies in their first ten policy years and .0009572% (which is equivalent to an annual rate of .35%) for policies in policy years eleven and beyond.

(4) UNIT ACTIVITY

                                                                                                                       Units
                                                                             Units Transferred                       Outstanding
                                                                                  Between          Units Canceled     End of
                                                                                Sub-Accounts        for Contract       Year
                                      Units Outstanding    Units Purchased   and Fixed Account        Charges        ---------
                                      Beginning of Year    ----------------  ------------------  ------------------
                                     --------------------                                                              Year
                                                              Year Ended         Year Ended          Year Ended        Ended
                                     Year Ended Dec. 31,       Dec. 31,           Dec. 31,            Dec. 31,       Dec. 31,
                                     --------------------  ----------------  ------------------  ------------------  ---------
                                       1997       1996      1997     1996      1997      1996      1997      1996      1997
                                     ---------  ---------  -------  -------  --------  --------  --------  --------  ---------
CAS  Sub-Account...................     --         --        --       --        --        --        --        --        --
EGS  Sub-Account...................     --         --          262    --        --        --           (5)    --           257
GSS  Sub-Account...................     --         --          262    --       14,533     --           (6)    --        14,789
TRS  Sub-Account...................     --         --        --       --        --        --        --        --        --
WGO  Sub-Account...................     --         --       20,007    --        --        --         (482)    --        19,525
FEI  Sub-Account...................     --         --        1,204    --        --        --          (22)    --         1,182
FGP  Sub-Account...................     --         --        --       --       24,100     --           (1)    --        24,099
FHI  Sub-Account...................     --         --        --       --        --        --        --        --        --
FMM  Sub-Account...................     --         --       58,312    --      (58,312)    --        --        --        --
FCN  Sub-Account...................     --         --          602    --        --        --          (11)    --           591
FIP  Sub-Account...................     --         --       86,851    --        --        --       (2,191)    --        84,660
NLM  Sub-Account...................     --         --          262    --        --        --           (5)    --           257
NPP  Sub-Account...................     --         --        --       --       11,654     --           (1)    --        11,653
JBP  Sub-Account...................     --         --        6,603    --        2,896     --         (151)    --         9,348
JEP  Sub-Account...................     --         --        --       --        --        --        --        --        --
JSC  Sub-Account...................     --         --        --       --        --        --        --        --        --
TSF  Sub-Account...................     --         --        1,963    --        6,360     --          (34)    --         8,289
  Unit Activity
   Applicable to Contract Owners...     --         --      176,328    --        1,231     --       (2,909)    --       174,650
     ------------------------------  ---------  ---------  -------  -------  --------  --------  --------  --------  ---------
  Unit Activity from
   Sponsor Transactions............     10,000     --        --      10,000     --        --        --        --        10,000
     ------------------------------  ---------  ---------  -------  -------  --------  --------  --------  --------  ---------
  Total Unit Activity..............     10,000     --      176,328   10,000     1,231     --       (2,909)    --       184,650


       1996
     ---------
CAS     --
EGS     --
GSS     --
TRS     --
WGO     --
FEI     --
FGP     --
FHI     --
FMM     --
FCN     --
FIP     --
NLM     --
NPP     --
JBP     --
JEP     --
JSC     --
TSF     --
  U
        --
     ---------
  U
        10,000
     ---------
  T     10,000

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account G (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1997 and the period from December 23, 1996 (date of deposit) through December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life of Canada (U.S.) Variable Account G at December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998